SCHEDULE OF EFFECTIVE TAX RATE (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
The Company’s effective tax rate	0.00%		0.00%
HONG KONG
Operating Loss Carryforwards [Line Items]
Statutory rates	16.50%		16.50%
Tax effect of income not taxable	(16.50%)		(16.50%)
TAIWAN
Operating Loss Carryforwards [Line Items]
Statutory rates	20.00%	20.00%	20.00%
Tax effect on utilization of tax losses in Taiwan	(20.00%)		(20.00%)
SINGAPORE
Operating Loss Carryforwards [Line Items]
Statutory rates	17.00%	17.00%	17.00%
Tax effect of income not taxable	(17.00%)		(17.00%)